Shareholder Report, Holdings (Details)	Nov. 30, 2024
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity New Jersey Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Fidelity New Jersey Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity New Jersey Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity New Jersey Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity New Jersey Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity New Jersey Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity New Jersey Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity New Jersey Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity New Jersey Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity New Jersey Municipal Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity New Jersey Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%